Intangibles (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 15,891,684	$ 17,295,750	$ 9,685,077
Finite-Lived Intangible Assets, Accumulated Amortization	(7,465,694)	(6,394,574)	(2,231,590)
Intangible Assets, Net (Excluding Goodwill)	8,425,990	10,901,176	7,453,487
Below Market Lease, Gross	(100,466)	(94,501)	(71,598)
Below Market Lease, Accumulated Amortization	43,025	24,637	14,439
Below Market Lease, Net	$ (57,441)	$ (69,864)	(57,159)
Finite-Lived Intangible Assets, Remaining Amortization Period	30 months	34 months
In-place lease intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 10,180,070	$ 11,635,323	6,467,661
Finite-Lived Intangible Assets, Accumulated Amortization	(6,362,579)	(5,586,764)	(2,015,770)
Lease origination costs
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,997,823	3,946,636	1,867,804
Finite-Lived Intangible Assets, Accumulated Amortization	(690,462)	(521,929)	(131,353)
Lease inducements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,708,038	1,708,038	1,291,027
Finite-Lived Intangible Assets, Accumulated Amortization	(406,900)	(280,128)	(59,820)
Above-market lease intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	5,753	5,753	58,585
Finite-Lived Intangible Assets, Accumulated Amortization	$ (5,753)	$ (5,753)	$ (24,647)